Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans Issued and Guarantees Granted (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Related party transactions [abstract]
Loans outstanding, beginning of period		€ 66 [1]	€ 73
Net movement in loans during the period		0	(7)
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		0	0
Loans outstanding, end of period	[1]	66	66
Other credit risk related transactions:
Allowance for loan losses		0	0
Provision for loan losses		0	0
Guarantees and commitments		€ 3	€ 3

[1]	Loans past due were € 0 million as of June 30, 2026, and € 0 million as of December 31, 2025. For the total loans, the Group held collateral of € 0 million and € 0 million as of June 30, 2026, and December 31, 2025, respectively